UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: 950 Third Avenue, 28th Floor
         New York, NY  10022

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     212 -752-6255

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     New York, NY     January 29, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $129,518 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1296    27805 SH       SOLE                    27805        0        0
ALLIANCE CAP MGMT HLDG L P     UNIT LTD PARTN   01855A101     1485    44000 SH       SOLE                    44000        0        0
AMGEN INC                      COM              031162100     6105    98800 SH       SOLE                    98800        0        0
ANDRX CORP DEL                 ANDRX GROUP      034553107     3902   162300 SH       SOLE                   162300        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1016      361 SH       SOLE                      361        0        0
BLOCK H & R INC                COM              093671105    11870   214372 SH       SOLE                   214372        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    12094   329000 SH       SOLE                   329000        0        0
CISCO SYS INC                  COM              17275R102     6482   267500 SH       SOLE                   267500        0        0
COCA COLA CO                   COM              191216100      380     7487 SH       SOLE                     7487        0        0
FOREST LABS INC                COM              345838106     4083    66060 SH       SOLE                    66060        0        0
GENERAL ELEC CO                COM              369604103     1626    52470 SH       SOLE                    52470        0        0
J P MORGAN CHASE & CO          COM              46625H100     3395    92425 SH       SOLE                    92425        0        0
JOHNSON & JOHNSON              COM              478160104    14402   278785 SH       SOLE                   278785        0        0
MASSEY ENERGY CORP             COM              576206106     2186   105100 SH       SOLE                   105100        0        0
MERCK & CO INC                 COM              589331107      782    16918 SH       SOLE                    16918        0        0
MICROSOFT CORP                 COM              594918104     2203    80484 SH       SOLE                    80484        0        0
MYLAN LABS INC                 COM              628530107     3872   153300 SH       SOLE                   153300        0        0
ONLINE RES CORP                COM              68273G101     7530  1147900 SH       SOLE                  1147900        0        0
PAYCHEX INC                    COM              704326107     6199   166650 SH       SOLE                   166650        0        0
PFIZER INC                     COM              717081103     1274    36067 SH       SOLE                    36067        0        0
PIMCO FDS PAC INVT MG          MUTUAL           693390445      941    87862 SH       SOLE                    87862        0        0
SANOFI-SYNTHELABO              SPONSORED ADR    80105N105     8086   214200 SH       SOLE                   214200        0        0
SCHERING PLOUGH CORP           COM              806605101     6570   377800 SH       SOLE                   377800        0        0
ST JUDE MED INC                COM              790849103     3902    63600 SH       SOLE                    63600        0        0
TRIBUNE CO NEW                 COM              896047107     6129   118784 SH       SOLE                   118784        0        0
ZIMMER HLDGS INC               COM              98956P102    11708   166300 SH       SOLE                   166300        0        0